SHARE-BASED COMPENSATION (Details 3) $ / shares in Units, $ in Thousands	12 Months Ended
Mar. 31, 2016 USD ($) $ / shares shares
Option outstanding
Number outstanding (in shares) | shares	889,174
Aggregate intrinsic value | $	$ 34,295
Option exercisable
Number exercisable (in shares) | shares	696,991
Aggregate intrinsic value | $	$ 26,955
$0.01
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 0.01
Option outstanding
Number outstanding (in shares) | shares	30,000
Weighted average remaining contractual life in years	3 months 18 days
Weighted average Exercise price per option (in dollars per share)	$ 0.01
Aggregate intrinsic value | $	$ 1,311
Option exercisable
Number exercisable (in shares) | shares	30,000
Weighted average Exercise price per option (in dollars per share)	$ 0.01
Aggregate intrinsic value | $	$ 1,311
$1.00-$2.00
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 1.00
High end of range of exercise prices (in dollars per share)	$ 2.00
Option outstanding
Number outstanding (in shares) | shares	7,000
Weighted average remaining contractual life in years	1 year 3 months
Weighted average Exercise price per option (in dollars per share)	$ 1.25
Aggregate intrinsic value | $	$ 292
Option exercisable
Number exercisable (in shares) | shares	7,000
Weighted average Exercise price per option (in dollars per share)	$ 5.71
Aggregate intrinsic value | $	$ 292
$5.13
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 5.13
Option outstanding
Number outstanding (in shares) | shares	630,000
Weighted average remaining contractual life in years	6 years 7 months 13 days
Weighted average Exercise price per option (in dollars per share)	$ 5.13
Aggregate intrinsic value | $	$ 24,312
Option exercisable
Number exercisable (in shares) | shares	524,103
Weighted average Exercise price per option (in dollars per share)	$ 5.13
Aggregate intrinsic value | $	$ 20,226
$6.00
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 6.00
Option outstanding
Number outstanding (in shares) | shares	222,174
Weighted average remaining contractual life in years	7 years 6 months 11 days
Weighted average Exercise price per option (in dollars per share)	$ 6.00
Aggregate intrinsic value | $	$ 8,380
Option exercisable
Number exercisable (in shares) | shares	135,888
Weighted average Exercise price per option (in dollars per share)	$ 6.00
Aggregate intrinsic value | $	$ 5,126